Goodwill	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net/Goodwill [Abstract]
GOODWILL
NOTE 5:	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2016 and 2015 are as follows:

	Year ended December 31,
	2016	2015

Balance at the beginning of the year	$19,864	$21,325

Foreign currency translation adjustments	(423)	(1,461)

Balance at the year end	$19,441	$19,864